Share based compensation - summary of share-based compensation expenses recognized (Details) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share based compensation
Total	¥ 3,142	¥ 141,580
Hotel operating costs
Share based compensation
Total	57	124
Selling and marketing expenses
Share based compensation
Total	112	38
General and administrative expenses
Share based compensation
Total	¥ 2,973	¥ 141,418